Financial liabilities - Disclosure of conditions for conditional loans notes drawdown (Details) - Heights convertible notes € in Thousands	Aug. 20, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Maximum cumulated amount outstanding under both first and second tranches	€ 75,000
Scenario 1
Disclosure of detailed information about borrowings [line items]
Maximum cumulated amount outstanding under both first and second tranches	45,000
Scenario 1 | Minimum
Disclosure of detailed information about borrowings [line items]
Average market capitalization	700,000
ADVT	900
Scenario 2
Disclosure of detailed information about borrowings [line items]
Maximum cumulated amount outstanding under both first and second tranches	55,000
Scenario 2 | Minimum
Disclosure of detailed information about borrowings [line items]
Average market capitalization	850,000
ADVT	1,250
Scenario 3
Disclosure of detailed information about borrowings [line items]
Maximum cumulated amount outstanding under both first and second tranches	65,000
Scenario 3 | Minimum
Disclosure of detailed information about borrowings [line items]
Average market capitalization	1,000,000
ADVT	€ 1,500